Intangible assets (Details 1) (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2019		Dec. 31, 2018
Intangible assets are composed as follows
Intangible assets		R$ 425,941		R$ 305,614
Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets	[1]	321,137		250,353
Software licenses
Intangible assets are composed as follows
Intangible assets		48,495		13,154
Customer relationships
Intangible assets are composed as follows
Intangible assets		1,464		1,533
Goodwill
Intangible assets are composed as follows
Intangible assets		54,845	[2]	40,574	[3]
Cost
Intangible assets are composed as follows
Intangible assets		684,863		522,064
Cost | Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets	[1]	571,435		462,282
Cost | Software licenses
Intangible assets are composed as follows
Intangible assets		56,602		17,227
Cost | Customer relationships
Intangible assets are composed as follows
Intangible assets		1,981		1,981
Cost | Goodwill
Intangible assets are composed as follows
Intangible assets		54,845	[2]	40,574	[3]
Accumulated amortization
Intangible assets are composed as follows
Intangible assets		(258,922)		(216,450)
Accumulated amortization | Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets	[1]	(250,298)		(211,929)
Accumulated amortization | Software licenses
Intangible assets are composed as follows
Intangible assets		(8,107)		(4,073)
Accumulated amortization | Customer relationships
Intangible assets are composed as follows
Intangible assets		R$ (517)		R$ (448)

[1]	The PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over their useful lives, within a range from three to five years.
[2]	Goodwill provided on the acquisition of the companies TILIX and BancoSeguro.
[3]	Goodwill provided on the acquisition of the companies R2TECH and BIVA.